LEASES - Other Information Related to Operating Leases (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Lease expense	$ 16	$ 12
Lease payments made	$ 15	$ 12
Weighted-average remaining lease term (in years)	4 years	5 years
Weighted-average discount rate	2.90%	2.60%